UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 152.6%

Security	Principal Amount (000’s omitted)	Value
Education — 8.9%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$221,038
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	374,065
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	806,321
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,875,648
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	276,670
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	703,036
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	464,563
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	319,434
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	929,532
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	968,601
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,014,840
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	895	978,083

		$8,931,831

Electric Utilities — 8.5%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$295,337
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,294,080
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,662,135
Sacramento Municipal Utility District, 5.00%, 8/15/27	995	1,143,454
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,335	1,533,554
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	750,251
Vernon, Electric System Revenue, 5.125%, 8/1/21	775	836,729

		$8,515,540

Escrowed/Prerefunded — 12.7%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$753,074
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	3,135	3,368,024
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	2,490	2,665,271
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,606,452
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	340	394,230
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	460	533,370
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	665	798,000
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/28	1,130	1,356,000
Tustin Community Facilities District No. 07-1, Prerefunded to 9/1/17, 6.00%, 9/1/37	500	513,465
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	355	387,955
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	335	358,303

		$12,734,144

General Obligations — 29.5%
California, 5.00%, 10/1/31	$1,885	$2,186,355
California, 5.50%, 11/1/35	1,600	1,818,512
California, 6.00%, 4/1/38	750	827,677
Escondido, 5.00%, 9/1/36	1,000	1,140,340
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	2,000	2,275,180
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,052,883
Redondo Beach Unified School District, (Election of 2012), 4.00%, 8/1/40	1,000	1,025,270
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,085,277
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,650,338
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	976,530
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	650	761,521
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,100	1,281,214

Security	Principal Amount (000’s omitted)	Value
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)	$3,180	$3,455,579
Santa Clarita Community College District, 4.00%, 8/1/46	2,500	2,565,175
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,420,943

		$29,522,794

Hospital — 11.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,123,930
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	213,079
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	706,495
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,005,878
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,276,160
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,123,020
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,291,102
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	597,333
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,799,154

		$11,136,151

Insured-Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,465,350

		$1,465,350

Insured-Escrowed/Prerefunded — 17.8%
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), Prerefunded to 5/15/17, 5.00%, 11/15/38(1)	$5,000	$5,047,000
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	5,130	4,150,785
Glendale, Electric System Revenue, (AGC), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,790	2,899,870
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	2,005	2,042,574
San Diego County Water Authority Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,500	3,674,930

		$17,815,159

Insured-General Obligations — 4.8%
Cotati-Rohnert Park Unified School District, (BAM), 5.00%, 8/1/39	$1,000	$1,117,890
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,728,564

		$4,846,454

Insured-Lease Revenue/Certificates of Participation — 4.4%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,389,582

		$4,389,582

Insured-Special Tax Revenue — 5.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$941,725
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	427,302
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/27	1,440	1,696,867
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	2,100	2,370,774

		$5,436,668

Insured-Transportation — 8.9%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,938,950
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,581,470
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	740	786,361
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,279,412
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,356,007

		$8,942,200

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,026,685

		$1,026,685

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$394,521

		$394,521

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$320,180
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(2)	600	663,306
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	609,927

		$1,593,413

Special Tax Revenue — 18.7%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$856,902
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	291,145
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	468,271
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,596,789
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	273,038
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	546,744
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	273,372
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	381,113
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	273,036
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,654,952
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/34	1,500	1,725,705
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/36	1,250	1,429,362
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	540,358
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	804,707
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,838,032
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	2,000	2,332,360
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/32	1,360	1,559,077
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/36	800	901,640

		$18,746,603

Transportation — 13.8%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,000	$1,088,190
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	2,120	2,345,631
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,500	1,669,530
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,567,860
Sacramento County, Airport System Revenue, 5.00%, 7/1/41	1,500	1,680,435
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,022,062
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,462,327

		$13,836,035

Water and Sewer — 3.6%
San Mateo, Sewer Revenue, 5.00%, 8/1/36	$1,700	$1,886,558
Upper Santa Clara Joint Powers Financing Authority, 5.00%, 8/1/41	1,500	1,722,105

		$3,608,663

Total Tax-Exempt Municipal Securities — 152.6% (identified cost $143,301,588)		$152,941,793

Taxable Municipal Securities — 6.8%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,750	$1,852,008

		$1,852,008

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 3.9%
Successor Agency to Roseville Redevelopment Agency, (BAM), 4.066%, 9/1/40	$4,000	$3,858,160

		$3,858,160

Other Revenue — 1.1%
California Infrastructure and Economic Development Bank, (The Scripps Research Institute), 3.42%, 7/1/36	$1,200	$1,112,196

		$1,112,196

Total Taxable Municipal Securities — 6.8% (identified cost $6,950,000)		$6,822,364

Total Investments — 159.4% (identified cost $150,251,588)		$159,764,157

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.0)%		$(3,000,064)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (46.9)%		$(46,975,000)

Other Assets, Less Liabilities — (9.5)%		$(9,551,112)

Net Assets Applicable to Common Shares — 100.0%		$100,237,981

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 29.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.4% to 12.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2017, the aggregate value of these securities is $663,306 or 0.7% of the Trust’s net assets applicable to common shares.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	38	Short	Jun-17	$(4,720,538)	$(4,733,969)	$(13,431)
U.S. Long Treasury Bond	29	Short	Jun-17	(4,406,586)	(4,398,031)	8,555

						$(4,876)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At February 28, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $8,555 and $13,431, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$138,077,781

Gross unrealized appreciation	$10,683,925
Gross unrealized depreciation	(832,549)

Net unrealized appreciation	$9,851,376

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$152,941,793	$—	$152,941,793
Taxable Municipal Securities	—	6,822,364	—	6,822,364
Total Investments	$—	$159,764,157	$—	$159,764,157
Futures Contracts	$8,555	$—	$—	$8,555
Total	$8,555	$159,764,157	$—	$159,772,712

Liability Description
Futures Contracts	$(13,431)	$—	$—	$(13,431)
Total	$(13,431)	$—	$—	$(13,431)

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017